FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Financial Instruments And Financial Risk Management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

20. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and receivables. The Company limits its exposure to credit loss on cash by placing its cash with a high-quality financial institution. The Company performs credit evaluations of its customers.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

20. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONT’D)

Receivables

Receivables primarily consist of trade receivables, accrued receivables and taxes receivable. The Company provides credit in the normal course of business in the form of payment terms and has an established process for determining terms to offer customers to mitigate credit risk. Receivables are shown net of any provision made for impairment of the receivables. Due to this factor, the Company believes that no additional credit risk, beyond amounts provided for collection loss, is inherent in receivables.

Expected credit loss (“ECL”) analysis is performed at each reporting date using an objective approach to measure expected credit losses. The provision amounts are based on direct management interface with the customer. The calculations reflect the probability-weighted outcome, the time value of money and reasonable supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, business failure, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments over the negotiated contract period.

The Company’s aging of receivables was as follows:

	December 31, 2024	December 31, 2023
0 – 30 days	$346,979	$271,622
31 – 60 days	150,575	109,928
61 – 90 days	32,002	64,259
91 + days	197,153	203,803
	$726,709	$649,612

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents. Historically, the Company’s sole source of funding has been the issuance of equity securities for cash, primarily through private placements. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

The following is an analysis of the contractual maturities of the Company’s financial liabilities at December 31, 2024:

	1 year	1 – 5 years	Total
Trade payables and accrued liabilities	$2,399,187	$-	$2,399,187
Customer deposits	466,295	-	466,295
Deferred income	18,542	68,139	86,681
Derivative liability	2,198,121	-	2,198,121
Lease liability	154,147	273,874	428,021
	$5,236,292	$342,013	$5,578,305

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

20. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONT’D)

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following table summarizes the sensitivity of the fair value of the Company’s risk to foreign exchange rates, with all other variables held constant. Fluctuations of 10 percent in the foreign exchange rate between US dollars and Canadian dollars could have resulted in a change impacting net loss upon consolidation as follows:

	December 31, 2024	December 31, 2023
Effect of a 10% change in USD	$429,160	$530,758

Fair value

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets and liabilities. The Company has established a control framework with respect to the measurement of fair values. Fair values are categorized into different levels of a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

Equity securities in investee companies and warrants are measured at fair value. The financial assets and liabilities measured at fair value by hierarchy are shown in the table below. The amounts shown are based on the amounts recognized in the consolidated statements of financial position. These financial assets are measured at fair value through profit and loss.

December 31, 2024	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$14,286	$-	$-	$14,286
Derivative liability	-	-	(2,198,121)	(2,198,121)
Total	$14,286	$-	$(2,198,121)	$(2,183,835)

December 31, 2023	Level 1	Level 2	Level 3	Total
Equity securities in investee companies	$57,143	$-	$132,260	$189,403
Derivative liability	-	-	(4,196,125)	(4,196,125)
Total	$57,143	$-	$(4,063,865)	$(4,006,722)

The following table shows the valuation techniques used in measuring Level 3 fair values for the derivative liability as well as the significant unobservable inputs used.

Type	Valuation technique	Key inputs	Inter-relationship between significant inputs and fair value measurement
Warrant derivative liability	The fair value of the warrants derivative liability at initial recognition and at year end has been calculated using the Black Scholes Option Pricing Model	Key observable inputs ● Share price ● Risk free interest rate ● Dividend yield Key unobservable inputs ● Expected volatility

The estimated fair value would increase (decrease) if:

● The price was higher (lower)

● The risk-free rate was higher (lower)

● The dividend yield was lower (higher)

● The expected volatility was higher (lower)

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

20. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONT’D)

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Year ended December 31, 2024	Year ended December 31, 2023
Volatility	20%	$201,109	$291,149

Capital Management

The Company manages its capital to maintain its ability to continue as a going concern and to provide returns to shareholders and benefits to other stakeholders. The capital structure of the Company consists of shareholders’ equity.

The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company, upon approval from its board of directors, will balance its overall capital structure through new equity issuances or by undertaking other activities as deemed appropriate under the specific circumstances. The Company is not subject to externally imposed capital requirements and the Company’s overall strategy with respect to capital risk management remains unchanged from the year ended December 31, 2023.